Financial instruments	3 Months Ended
Mar. 31, 2020
Financial instruments
Financial instruments

9.    Financial instruments

The following tables show the carrying amounts and fair values of the Company’s financial instruments at March 31, 2020 and December 31, 2019:

Carrying amount and fair value of financial instruments

in € THOUS

March 31, 2020	Carrying amount					Fair value
	Amortized
	cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents (1)	1,253,385	151,667	—	—	1,405,052	151,667	—	—
Trade accounts and other receivables	3,634,068	—	—	73,960	3,708,028	—	—	—
Accounts receivable from related parties	128,033	—	—	—	128,033	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	9,084	9,084	—	9,084	—
Derivatives - not designated as hedging instruments	—	24,204	—	—	24,204	—	24,204	—
Equity investments	—	170,519	47,095	—	217,614	9,434	41,458	166,722
Debt securities	—	84,091	271,462	—	355,553	350,770	4,783	—
Other financial assets	161,408	—	—	104,070	265,478	—	—	—
Other current and non-current assets	161,408	278,814	318,557	113,154	871,933	—	—	—
Financial assets	5,176,894	430,481	318,557	187,114	6,113,046	—	—	—

Accounts payable	762,384	—	—	—	762,384	—	—	—
Accounts payable to related parties	134,159	—	—	—	134,159	—	—	—
Short-term debt and short-term debt from related parties	2,027,511	—	—	—	2,027,511	—	—	—
Long-term debt	7,768,094	—	—	—	7,768,094	5,073,510	2,692,280	—
Long-term lease liabilities and long-term lease liabilities from related parties	—	—	—	4,781,629	4,781,629	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	1,248	1,248	—	1,248	—
Derivatives - not designated as hedging instruments	—	12,530	—	—	12,530	—	12,530	—
Variable payments outstanding for acquisitions	—	74,194	—	—	74,194	—	—	74,194
Noncontrolling interest subject to put provisions	—	—	—	953,719	953,719	—	—	953,719
Other financial liabilities	1,471,320	—	—	—	1,471,320	—	—	—
Other current and non-current liabilities	1,471,320	86,724	—	954,967	2,513,011	—	—	—
Financial liabilities	12,163,468	86,724	—	5,736,596	17,986,788	—	—	—
(1)	Highly liquid short-term investments are categorized in level 1 of the fair value hierarchy. Cash and cash equivalents measured at amortized cost is not categorized.

Carrying amount and fair value of financial instruments

in € THOUS

December 31, 2019	Carrying amount					Fair value
	Amortized
	cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents (1)	841,046	166,677	—	—	1,007,723	166,677	—	—
Trade accounts and other receivables	3,343,873	—	—	77,473	3,421,346	—	—	—
Accounts receivable from related parties	159,196	—	—	—	159,196	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	107	107	—	107	—
Derivatives - not designated as hedging instruments	—	2,406	—	—	2,406	—	2,406	—
Equity investments	—	186,273	50,975	—	237,248	13,110	41,084	183,054
Debt securities	—	107,988	261,833	—	369,821	365,170	4,651	-
Other financial assets	141,355	—	—	111,649	253,004	—	—	—
Other current and non-current assets	141,355	296,667	312,808	111,756	862,586	—	—	—
Financial assets	4,485,470	463,344	312,808	189,229	5,450,851	—	—	—

Accounts payable	716,526	—	—	—	716,526	—	—	—
Accounts payable to related parties	118,663	—	—	—	118,663	—	—	—
Short-term debt and short-term debt from related parties	1,171,853	—	—	—	1,171,853	—	—	—
Long-term debt	7,905,557	—	—	—	7,905,557	5,555,475	2,537,932	—
Long-term lease liabilities and long-term lease liabilities from related parties	—	—	—	4,705,038	4,705,038	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	2,534	2,534	—	2,534	—
Derivatives - not designated as hedging instruments	—	10,762	—	—	10,762	—	10,762	—
Variable payments outstanding for acquisitions	—	89,677	—	—	89,677	—	—	89,677
Noncontrolling interest subject to put provisions	—	—	—	934,425	934,425	—	—	934,425
Other financial liabilities	1,414,464	—	—	—	1,414,464	—	—	—
Other current and non-current liabilities	1,414,464	100,439	—	936,959	2,451,862	—	—	—
Financial liabilities	11,327,063	100,439	—	5,641,997	17,069,499	—	—	—
(1)	Highly liquid short-term investments are categorized in level 1 of the fair value hierarchy. Cash and cash equivalents measured at amortized cost is not categorized.

Derivative and non-derivative financial instruments are categorised in the following three-tier fair value hierarchy that reflects the significance of the inputs in making the measurements. Level 1 is defined as observable inputs, such as quoted prices in active markets. Level 2 is defined as inputs other than quoted prices in active markets that are directly or indirectly observable. Level 3 is defined as unobservable inputs for which little or no market data exists, therefore requiring the Company to develop its own assumptions. Fair value information is not provided for financial instruments, if the carrying amount is a reasonable estimate of fair value due to the relatively short period of maturity of these instruments. Transfers between levels of the fair value hierarchy have not occurred as of March 31, 2020 and December 31, 2019. The Company accounts for transfers at the end of the reporting period.

Derivative financial instruments

In order to manage the risk of currency exchange rate fluctuations and interest rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions. The Company primarily enters into foreign exchange forward contracts and interest rate swaps. Derivative contracts that do not qualify for hedge accounting are utilized for economic purposes. The Company does not use financial instruments for trading purposes.

Non-derivative financial instruments

The significant methods and assumptions used for the classification and measurement of non-derivative financial instruments are as follows:

The Company assessed its business models and the cash flow characteristics of its financial assets. The vast majority of the non-derivative financial assets are held in order to collect the contractual cash flows. The contractual terms of the financial assets allow the conclusion that the cash flows represent payment of principle and interest only. Trade accounts and other receivables, Accounts receivable from related parties and Other financial assets are consequently measured at amortized cost.

Cash and cash equivalents are comprised of cash funds and other short-term investments. Cash funds are measured at amortized cost. Short-term investments are highly liquid and readily convertible to known amounts of cash. Short-term investments are measured at FVPL. The risk of changes in fair value is insignificant.

Equity investments are not held for trading. At initial recognition the Company elected, on an instrument-by-instrument basis, to represent subsequent changes in the fair value of individual strategic investments in OCI. If equity instruments are quoted in an active market, the fair value is based on price quotations at the period-end-date. From time to time the Company engages external valuation firms to determine the fair value of Level 3 equity investments. The external valuation uses a discounted cash flow model, which includes significant unobservable inputs such as investment specific forecasted financial statements, weighted average cost of capital, that reflects current market assessments as well as a terminal growth rate.

The majority of the debt securities are held within a business model whose objective is achieving both contractual cash flows and sell the securities. The standard coupon bonds give rise on specified dates to cash flows that are solely payments of principal and interest on the outstanding principal amount. Subsequently these financial assets have been classified as FVOCI. The smaller part of debt securities does not give rise to cash flows that are solely payments of principle and interest. Consequently, these securities are measured at FVPL. In general most of the debt securities are quoted in an active market.

Long-term debt is recognized at its carrying amount. The fair values of major long-term debt are calculated on the basis of market information. Liabilities for which market quotes are available are measured using these quotes. The fair values of the other long-term debt are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

Variable payments outstanding for acquisitions are recognized at their fair value. The estimation of the individual fair values is based on the key inputs of the arrangement that determine the future contingent payment as well as the Company’s expectation of these factors. The Company assesses the likelihood and timing of achieving the relevant objectives. The underlying assumptions are reviewed regularly.

Noncontrolling interests subject to put provisions are recognized at the present value of the exercise price of the option. The exercise price of the option is generally based on fair value. The methodology the Company uses to estimate the fair values assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. From time to time the Company engages external valuation firms for the valuation of the put provisions. The external valuation estimates the fair values using a combination of discounted cash flows and a multiple of earnings and/or revenue. When applicable, the obligations are discounted at a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the liability. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate, and the discounted cash flows as well as the implicit multiple of earnings and/or revenue at which these noncontrolling interest obligations may ultimately be settled could vary significantly from the Company’s current estimates depending upon market conditions. For the purpose of analyzing the impact of changes in unobservable inputs on the fair value measurement of noncontrolling interest subject to put provisions, the Company assumes an increase on earnings of 10% compared to the actual estimation as of the balance sheet date. The corresponding increase in fair value of €68,490 is then compared to the total liabilities and the shareholder’s equity of the Company. This analysis shows that an increase of 10% in the relevant earnings would have an effect of less than 1% on the total liabilities and less than 1% on the shareholder’s equity of the Company.

Following is a roll forward of Level 3 financial instruments at March 31, 2020 and December 31, 2019:

Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS

	2020			2019
		Variable			Variable
		payments	Noncontrolling		payments	Noncontrolling
	Equity	outstanding for	interests subject	Equity	outstanding for	interests subject
	investments	acquisitions	to put provisions	investments	acquisitions	to put provisions

Beginning balance at January 1,	183,054	89,677	934,425	—	172,278	818,871
Transfer from Level 2	—	—	—	186,427	—	—
Increase	—	11,886	5,234	2,233	4,828	109,109
Decrease	—	(26,229)	(8,720)	—	(43,941)	(20,269)
(Gain) loss recognized in profit or loss	(20,843)	12	—	128	(41,537)	—
(Gain) loss recognized in equity	—	—	12,963	—	—	14,523
Foreign currency translation and other changes	4,511	(1,152)	9,817	(5,734)	(1,951)	12,191
Ending balance at March 31, and December 31,	166,722	74,194	953,719	183,054	89,677	934,425